Guarantor Information	12 Months Ended
Dec. 25, 2010
Guarantor Obligations [Line Items]
Schedule of Guarantor Obligations [Text Block]

Note 19:	Guarantor Information
On June 2, 2011, Tupperware Brands Corporation (the “Company”) completed the sale of $400 million in aggregate principal amount of 4.750% Senior Notes due June 1, 2021 (the “Notes”) at an issue price of 98.989%, pursuant to a purchase agreement, dated as of May 25, 2011, that included the Company and its wholly-owned subsidiary, Dart Industries Inc. (the “Guarantor”).
The Notes were issued under an Indenture, dated as of June 2, 2011 (the “Indenture”), between the Company, the Guarantor and Wells Fargo Bank, N.A. (the “Trustee”). As security for its obligations under the guarantee for the Notes, the Guarantor has granted a security interest in certain "Tupperware" trademarks and service marks. The guarantee and the lien securing the guarantee may be released under certain circumstances specified in the Indenture, and the Notes are fully and unconditionally guaranteed by the Guarantor.
Condensed consolidating financial information as of December 25, 2010 and December 26, 2009 and for the years ended December 25, 2010, December 26, 2009 and December 27, 2008 for Tupperware Brands Corporation (the "Parent"), Dart Industries Inc. (the "Guarantor") and all other subsidiaries (the "Non-Guarantors") is as follows. Each entity in the consolidating financial information follows the same accounting policies as described in the consolidated financial statements, except for the use by the Parent and Guarantor of the equity method of accounting to reflect ownership interests in subsidiaries which are eliminated upon consolidation. Note that there are certain entities within the Non-Guarantors classification which the Parent owns directly.
Condensed Consolidating Balance Sheet

	December 25, 2010
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total
ASSETS
Cash and cash equivalents	$20.0	$52.2	$176.5	$—	$248.7
Accounts receivable, net	—	—	181.9	—	181.9
Inventories	—	—	279.1	—	279.1
Deferred income tax benefits, net	58.5	—	60.0	(40.0)	78.5
Non-trade amounts receivable, net	—	0.7	38.7	—	39.4
Intercompany receivables	693.7	2,370.2	776.9	(3,840.8)	—
Prepaid expenses and other current assets	1.2	2.0	18.4	—	21.6
Total current assets	773.4	2,425.1	1,531.5	(3,880.8)	849.2

Deferred income tax benefits, net	53.8	187.8	150.3	(0.6)	391.3
Property, plant and equipment, net	—	21.1	236.9	—	258.0
Long-term receivables, net	—	0.1	22.7	—	22.8
Trademarks and tradenames	—	—	170.2	—	170.2
Other intangible assets, net	—	—	10.2	—	10.2
Goodwill	—	2.9	281.2	—	284.1
Investments in subsidiaries	2,495.5	1,592.2	—	(4,087.7)	—
Intercompany notes receivable	239.5	518.9	1,538.3	(2,296.7)	—
Other assets, net	54.7	7.8	29.2	(61.7)	30.0
Total assets	$3,616.9	$4,755.9	$3,970.5	$(10,327.5)	$2,015.8

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$—	$—	$153.1	$—	$153.1
Short-term borrowings and current portion of long-term debt and capital lease obligations	—	—	1.9	—	1.9
Intercompany payables	1,967.0	1,462.1	411.7	(3,840.8)	—
Accrued liabilities	24.0	119.7	295.9	(94.2)	345.4
Total current liabilities	1,991.0	1,581.8	862.6	(3,935.0)	500.4

Long-term debt and capital lease obligations	405.0	—	21.8	—	426.8
Intercompany notes payable	385.1	1,153.1	758.5	(2,296.7)	—
Other liabilities	46.0	19.1	241.8	(8.1)	298.8

Shareholders' equity	789.8	2,001.9	2,085.8	(4,087.7)	789.8
Total liabilities and shareholders' equity	$3,616.9	$4,755.9	$3,970.5	$(10,327.5)	$2,015.8

Condensed Consolidating Balance Sheet

	December 26, 2009
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total
ASSETS
Cash and cash equivalents	$—	$9.4	$103.0	$—	$112.4
Accounts receivable, net	—	—	181.0	—	181.0
Inventories	—	—	265.5	—	265.5
Deferred income tax benefits, net	60.1	—	50.0	(38.6)	71.5
Non-trade amounts receivable, net	4.9	3.1	71.8	(38.8)	41.0
Intercompany receivables	354.1	1,582.8	769.5	(2,706.4)	—
Prepaid expenses and other current assets	1.3	0.3	23.8	—	25.4
Total current assets	420.4	1,595.6	1,464.6	(2,783.8)	696.8

Deferred income tax benefits, net	47.7	158.1	154.0	(0.6)	359.2
Property, plant and equipment, net	—	21.8	232.8	—	254.6
Long-term receivables, net	—	0.1	22.5	—	22.6
Trademarks and tradenames	—	—	163.6	—	163.6
Other intangible assets, net	—	—	13.6	—	13.6
Goodwill	—	2.9	272.6	—	275.5
Investments in subsidiaries	2,252.4	1,455.9	—	(3,708.3)	—
Intercompany notes receivable	81.0	472.0	1,208.5	(1,761.5)	—
Other assets, net	55.1	16.9	22.4	(61.5)	32.9
Total assets	$2,856.6	$3,723.3	$3,554.6	$(8,315.7)	$1,818.8

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$—	$2.7	$138.0	$—	$140.7
Short-term borrowings and current portion of long-term debt and capital lease obligations	—	—	1.9	—	1.9
Intercompany payables	1,160.3	1,110.6	435.5	(2,706.4)	—
Accrued liabilities	19.8	123.9	305.6	(131.4)	317.9
Total current liabilities	1,180.1	1,237.2	881.0	(2,837.8)	460.5

Long-term debt and capital lease obligations	405.0	—	21.2	—	426.2
Intercompany notes payable	587.0	621.5	553.0	(1,761.5)	—
Other liabilities	46.8	28.3	227.4	(8.1)	294.4

Shareholders' equity	637.7	1,836.3	1,872.0	(3,708.3)	637.7
Total liabilities and shareholders' equity	$2,856.6	$3,723.3	$3,554.6	$(8,315.7)	$1,818.8

Consolidating Statement of Income

	Year Ended December 25, 2010
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total

Net sales	$—	$—	$2,303.6	$(3.2)	$2,300.4
Other revenue	—	56.9	16.0	(72.9)	—
Cost of products sold	—	16.1	826.2	(76.1)	766.2
Gross margin	—	40.8	1,493.4	—	1,534.2

Delivery, sales and administrative expense	17.7	49.1	1,126.3	—	1,193.1
Re-engineering and impairment charges	—	—	7.6	—	7.6
Impairment of goodwill and intangible assets	—	—	4.3	—	4.3
Gains on disposal of assets including insurance recoveries, net	—	—	0.2	—	0.2
Operating (loss) income	(17.7)	(8.3)	355.4	—	329.4

Interest income	2.3	32.5	7.8	(40.1)	2.5
Interest expense	28.6	10.4	30.4	(40.1)	29.3
Income from equity investments in subsidiaries	253.8	272.5	—	(526.3)	—
Other expense	—	—	2.9	—	2.9
Income before income taxes	209.8	286.3	329.9	(526.3)	299.7
Provision for income taxes	(15.8)	27.1	62.8	—	74.1
Net income	$225.6	$259.2	$267.1	$(526.3)	$225.6

Consolidating Statement of Income

	Year Ended December 26, 2009
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total

Net sales	$—	$—	$2,132.2	$(4.7)	$2,127.5
Other revenue	—	98.1	8.0	(106.1)	—
Cost of products sold	—	8.0	821.3	(110.8)	718.5
Gross margin	—	90.1	1,318.9	—	1,409.0

Delivery, sales and administrative expense	19.0	47.7	1,052.4	—	1,119.1
Re-engineering and impairment charges	—	—	8.0	—	8.0
Impairment of goodwill and intangible assets	—	—	28.1	—	28.1
Gains on disposal of assets including insurance recoveries, net	—	—	21.9	—	21.9
Operating (loss) income	(19.0)	42.4	252.3	—	275.7

Interest income	2.6	24.4	6.9	(31.0)	2.9
Interest expense	32.4	13.0	17.2	(31.0)	31.6
Income from equity investments in subsidiaries	206.3	175.2	—	(381.5)	—
Other (income) expense	(0.1)	(0.3)	10.3	—	9.9
Income before income taxes	157.6	229.3	231.7	(381.5)	237.1
Provision for income taxes	(17.5)	23.2	56.3	—	62.0
Net income	$175.1	$206.1	$175.4	$(381.5)	$175.1

Consolidating Statement of Income

	Year Ended December 27, 2008
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total

Net sales	$—	$—	$2,165.7	$(3.9)	$2,161.8
Other revenue	—	50.7	6.7	(57.4)	—
Cost of products sold	—	6.7	818.7	(61.3)	764.1
Gross margin	—	44.0	1,353.7	—	1,397.7

Delivery, sales and administrative expense	9.7	50.1	1,101.2	—	1,161.0
Re-engineering and impairment charges	—	—	9.0	—	9.0
Impairment of goodwill and intangible assets	—	—	9.0	—	9.0
Gains on disposal of assets including insurance recoveries, net	—	2.9	22.0	—	24.9
Operating (loss) income	(9.7)	(3.2)	256.5	—	243.6

Interest income	4.5	28.9	62.1	(90.7)	4.8
Interest expense	80.4	16.0	36.0	(90.7)	41.7
Income from equity investments in subsidiaries	216.3	202.7	—	(419.0)	—
Other expense	0.1	0.5	4.2	—	4.8
Income before income taxes	130.6	211.9	278.4	(419.0)	201.9
Provision for income taxes	(30.8)	8.8	62.5	—	40.5
Net income	$161.4	$203.1	$215.9	$(419.0)	$161.4

Condensed Consolidating Statement of Cash Flows

	Year Ended December 25, 2010
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total
Operating Activities:
Net cash provided by (used in) operating activities	$437.3	$(428.9)	$299.3	$(8.2)	$299.5

Investing Activities:
Capital expenditures	—	(4.8)	(51.3)	—	(56.1)
Proceeds from disposal of property, plant and equipment	—	—	10.0	—	10.0
Return of capital	45.0	—	—	(45.0)	—
Net cash provided by (used in) investing activities	45.0	(4.8)	(41.3)	(45.0)	(46.1)

Financing Activities:
Dividend payments to shareholders	(63.2)	—	—	—	(63.2)
Dividend payments to parent	—	—	(13.2)	13.2	—
Proceeds from exercise of stock options	16.8	—	—	—	16.8
Repurchase of common stock	(62.5)	—	—	—	(62.5)
Repayment of long-term debt and capital lease obligations	—	—	(2.2)	—	(2.2)
Net change in short-term debt	—	—	0.2	—	0.2
Excess tax benefits from share-based payment arrangements	7.0	—	—	—	7.0
Net intercompany notes (receivables) payables	(360.4)	485.8	(120.4)	(5.0)	—
Return of capital to parent	—	—	(45.0)	45.0	—
Net cash (used in) provided by financing activities	(462.3)	485.8	(180.6)	53.2	(103.9)
Effect of exchange rate changes on cash and cash equivalents	—	(9.3)	(3.9)		(13.2)
Net change in cash and cash equivalents	20.0	42.8	73.5	—	136.3
Cash and cash equivalents at beginning of year	—	9.4	103.0	—	112.4
Cash and cash equivalents at end of period	$20.0	$52.2	$176.5	$—	$248.7
Condensed Consolidating Statement of Cash Flows

	Year Ended December 26, 2009
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total
Operating Activities:
Net cash provided by (used in) operating activities	$218.9	$(34.4)	$340.3	$(273.9)	$250.9

Investing Activities:
Capital expenditures	—	(4.7)	(41.7)	—	(46.4)
Proceeds from disposal of property, plant and equipment	—	—	8.8	—	8.8
Proceeds from insurance recoveries	—	—	10.7		10.7
Return of capital	56.1	—	—	(56.1)	—
Net cash provided by (used in) investing activities	56.1	(4.7)	(22.2)	(56.1)	(26.9)

Financing Activities:
Dividend payments to shareholders	(55.0)	—	—	—	(55.0)
Dividend payments to parent	—	(70.4)	(144.5)	214.9	—
Proceeds from exercise of stock options	39.4	—	—	—	39.4
Repurchase of common stock	(83.2)	—	—	—	(83.2)
Repayment of long-term debt and capital lease obligations	(140.0)	—	(1.8)	—	(141.8)
Net change in short-term debt	(1.9)	8.7	(8.7)		(1.9)
Excess tax benefits from share-based payment arrangements	14.7	—	—	—	14.7
Net intercompany notes (receivables) payables	(49.0)	100.3	(110.3)	59.0	—
Return of capital to parent	—	—	(56.1)	56.1	—
Net cash (used in) provided by financing activities	(275.0)	38.6	(321.4)	330.0	(227.8)
Effect of exchange rate changes on cash and cash equivalents	—	(2.2)	(6.4)	—	(8.6)
Net change in cash and cash equivalents	—	(2.7)	(9.7)	—	(12.4)
Cash and cash equivalents at beginning of year	—	12.1	112.7	—	124.8
Cash and cash equivalents at end of period	$—	$9.4	$103.0	$—	$112.4

Condensed Consolidating Statement of Cash Flows

	Year Ended December 27, 2008
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total
Operating Activities:
Net cash provided by (used in) operating activities	$92.0	$(151.2)	$171.5	$18.7	$131.0

Investing Activities:
Capital expenditures	—	(7.1)	(47.3)	—	(54.4)
Proceeds from disposal of property, plant and equipment	—	2.2	4.3	—	6.5
Proceeds from insurance recoveries	—	—	8.8		8.8
Net cash used in investing activities	—	(4.9)	(34.2)	—	(39.1)

Financing Activities:
Dividend payments to shareholders	(54.4)	—	—	—	(54.4)
Dividend payments to parent	—	—	(81.3)	81.3	—
Proceeds from exercise of stock options	24.6	—	—	—	24.6
Proceeds from payments of subscriptions receivable	1.8	—	—	—	1.8
Repurchase of common stock	(22.7)	—	—	—	(22.7)
Repayment of long-term debt and capital lease obligations	(20.0)	—	(1.5)	—	(21.5)
Net change in short-term debt	(0.4)	1.4	(3.5)	—	(2.5)
Excess tax benefits from share-based payment arrangements	8.2	—	—	—	8.2
Net intercompany notes (receivables) payables	(29.3)	158.4	(29.1)	(100.0)	—
Net cash (used in) provided by financing activities	(92.2)	159.8	(115.4)	(18.7)	(66.5)
Effect of exchange rate changes on cash and cash equivalents	—	0.1	(3.4)	—	(3.3)
Net change in cash and cash equivalents	(0.2)	3.8	18.5	—	22.1
Cash and cash equivalents at beginning of year	0.2	8.3	94.2	—	102.7
Cash and cash equivalents at end of period	$—	$12.1	$112.7	$—	$124.8